Schedule of Investments	March 31, 2022 (Unaudited)
Emles @Home ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Information Technology	50.2
Industrials	16.9
Communication Services	14.1
Consumer Staples	11.2
Consumer Discretionary	7.6
Total	100.0

Country	Percentage of Investments (%)
United States	90.6
Canada	5.7
Taiwan	3.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.6%)

Communication Services (14.1%)
1,434	Comcast Corp.	67,140
267	Meta Platforms, Inc.(a)	59,370
219	Netflix, Inc.(a)	82,036
1,255	ROBLOX Corp., Class A(a)	58,031
2,709	TripAdvisor, Inc.(a)	73,468
1,100	Verizon Communications, Inc.	56,034
		396,079
Consumer Discretionary (7.6%)
570	Etsy, Inc.(a)	70,840
216	Lululemon Athletica, Inc.(a)	78,890
1,074	YETI Holdings, Inc.(a)	64,418
		214,148
Consumer Staples (11.1%)
898	Procter & Gamble Co. (The)	137,214
434	Sanderson Farms, Inc.	81,371
639	Walmart, Inc.	95,160
		313,745
Industrials (16.8%)
2,112	GXO Logistics, Inc.(a)	150,670
595	Insperity, Inc.	59,750
355	JB Hunt Transport Services, Inc.	71,280
1,708	Korn Ferry	110,918
753	TFI International, Inc.	80,202
		472,820
Information Technology (50.0%)
119	Adobe, Inc.(a)	54,219
535	Akamai Technologies, Inc.(a)	63,874
691	Analog Devices, Inc.	114,139
657	Apple, Inc.	114,719
133	Broadcom, Inc.	83,747
545	Crowdstrike Holdings, Inc., Class A(a)	123,759
456	Microsoft Corp.	140,589
632	NVIDIA Corp.	172,448
191	Palo Alto Networks, Inc.(a)	118,899
639	Paychex, Inc.	87,204
528	PayPal Holdings, Inc.(a)	61,063
757	QUALCOMM, Inc.	115,685
1,001	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	104,364
228	Workday, Inc., Class A(a)	54,597
		1,409,306
Total Common Stocks (Cost $2,789,554)		2,806,098

Total Investments (Cost $2,789,554) — 99.6%		2,806,098
Other assets in excess of liabilities — 0.4%		11,450
Net Assets — 100.0%		$2,817,548

(a)	Non-income producing

ADR	American Depositary Receipt

Schedule of Investments	March 31, 2022 (Unaudited)
Emles Made in America ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Consumer Staples	40.0
Materials	27.5
Industrials	26.7
Consumer Discretionary	3.7
Health Care	1.8
Real Estate	0.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.7%)

Consumer Discretionary (3.6%)
248	LCI Industries	25,745
473	Polaris, Inc.(a)	49,816
478	Skyline Champion Corp.(b)	26,233
316	Sleep Number Corp.(b)	16,024
637	Vista Outdoor, Inc.(b)	22,734
386	Winnebago Industries, Inc.	20,856
		161,408
Consumer Staples (39.9%)
4,198	Altria Group, Inc.	219,345
2,802	BellRing Brands, Inc.(b)	64,670
95	Boston Beer Co., Inc. (The), Class A(b)	36,905
2,075	Campbell Soup Co.	92,483
325	Central Garden & Pet Co.(b)	14,287
1,502	Church & Dwight Co., Inc.	149,269
3,409	Conagra Brands, Inc.	114,440
1,753	Flowers Foods, Inc.	45,069
851	Hershey Co. (The)	184,352
3,068	Hormel Foods Corp.	158,125
719	J M Smucker Co. (The)	97,360
5,781	Keurig Dr Pepper, Inc.	219,100
242	Lancaster Colony Corp.	36,094
485	Post Holdings, Inc.(b)	33,591
1,632	Reynolds Consumer Products, Inc.	47,883
185	Sanderson Farms, Inc.	34,686
267	Seneca Foods Corp.(b)	13,761
696	TreeHouse Foods, Inc.(b)	22,453
1,813	Tyson Foods, Inc.	162,499
2,022	Vector Group, Ltd.	24,345
		1,770,717
Health Care (1.8%)
603	Emergent BioSolutions, Inc.(b)	24,759
316	United Therapeutics Corp.(b)	56,694
		81,453
Industrials (26.6%)
512	Advanced Drainage Systems, Inc.	60,831
277	American Woodmark Corp.(b)	13,559
388	Apogee Enterprises, Inc.	18,414
444	Arcosa, Inc.	25,419
372	Atkore, Inc.(b)	36,620
727	BWX Technologies, Inc.	39,156
1,109	Cornerstone Building Brands, Inc.(b)	26,971
197	Encore Wire Corp.	22,472

Schedule of Investments (continued)	March 31, 2022 (Unaudited)
Emles Made in America ETF

Shares	Security Description	Value ($)
Common Stocks (continued)

Industrials (continued)
913	Fortune Brands Home & Security, Inc.	67,818
913	General Dynamics Corp.	220,197
582	HNI Corp.	21,563
363	Hubbell, Inc.	66,709
270	Huntington Ingalls Industries, Inc.	53,849
257	Lennox International, Inc.	66,270
536	Mueller Industries, Inc.	29,035
484	Northrop Grumman Corp.	216,455
500	Oshkosh Corp.	50,325
1,183	REV Group, Inc.	15,852
341	Simpson Manufacturing Co., Inc.	37,183
495	SPX Corp.(b)	24,458
388	Steel Partners Holdings, LP	16,125
483	UFP Industries, Inc.	37,268
1,010	Wabash National Corp.	14,988
		1,181,537
Materials (27.4%)
488	Clearwater Paper Corp.(b)	13,679
2,781	Cleveland-Cliffs, Inc.(b)	89,576
313	Eagle Materials, Inc.	40,177
712	Louisiana-Pacific Corp.	44,229
385	Martin Marietta Materials, Inc.	148,183
1,610	Nucor Corp.	239,326
422	Olympic Steel, Inc.	16,230
598	Packaging Corp. of America	93,354
413	Reliance Steel & Aluminum Co.	75,723
467	Scotts Miracle-Gro Co. (The)	57,422
1,232	Steel Dynamics, Inc.	102,786
1,078	Summit Materials, Inc.(b)	33,483
827	Vulcan Materials Co.	151,920
1,843	Westrock Co.	86,676
468	Worthington Industries, Inc.	24,060
		1,216,824
Real Estate (0.4%)
2,069	Douglas Elliman, Inc.	15,104

Total Common Stocks (Cost $3,767,218)		4,427,043

Total Investments (Cost $3,767,218) — 99.7%		4,427,043
Other assets in excess of liabilities — 0.3%		13,756
Net Assets — 100.0%		$4,440,799

(a)	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $49,079.
(b)	Non-income producing

LP	Limited Partnership

Schedule of Investments	March 31, 2022 (Unaudited)
Emles Real Estate Credit ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Real Estate	89.5
Consumer Discretionary	6.8
Industrials	2.0
Financials	1.1
Communication Services	0.6
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (98.7%)

Communication Services (0.6%)
31,000	Lamar Media Corp., 3.75%, 2/15/28, Callable 2/15/23 @ 102	29,436

Consumer Discretionary (6.7%)
30,000	D.R. Horton, Inc., 1.40%, 10/15/27, Callable 8/15/27 @ 100	26,837
40,000	Lennar Corp., 4.75%, 11/29/27, Callable 5/29/27 @ 100	41,731
40,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	41,094
66,000	NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	61,608
22,000	PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100	23,210
58,000	Taylor Morrison Communities, Inc., 5.13%, 8/1/30, Callable 2/1/30 @ 100(a)	56,840
58,000	Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	56,085
		307,405
Financials (1.1%)
49,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.88%, 10/1/28, Callable 10/1/23 @ 103(a)	48,755

Industrials (2.0%)
87,000	CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24 @ 104	90,288

Real Estate (88.3%)
119,000	Alexandria Real Estate Equities, Inc., 3.00%, 5/18/51, Callable 11/18/50 @ 100	100,072
62,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25, Callable 2/28/25 @ 100	62,461
47,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	51,967
50,000	American Tower Corp., 1.45%, 9/15/26, Callable 8/15/26 @ 100	45,681
53,000	American Tower Corp., 1.88%, 10/15/30, Callable 7/15/30 @ 100	45,121

Schedule of Investments (continued)	March 31, 2022 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)

Real Estate (continued)
49,000	American Tower Corp., 2.10%, 6/15/30, Callable 3/15/30 @ 100	42,739
118,000	American Tower Corp., 3.38%, 10/15/26, Callable 7/15/26 @ 100	116,575
100,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	99,525
47,000	AvalonBay Communities, Inc., 2.30%, 3/1/30, Callable 12/1/29 @ 100	44,034
29,000	AvalonBay Communities, Inc., 3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	28,689
47,000	Boston Properties, LP, 2.90%, 3/15/30, Callable 12/15/29 @ 100	44,484
76,000	Boston Properties, LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	73,512
63,000	Boston Properties, LP, 4.50%, 12/1/28, Callable 9/1/28 @ 100	66,211
47,000	Brixmor Operating Partnership, LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	47,391
25,000	Brixmor Operating Partnership, LP, 3.90%, 3/15/27, Callable 12/15/26 @ 100	25,242
49,000	Brixmor Operating Partnership, LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	50,264
49,000	Camden Property Trust, 2.80%, 5/15/30, Callable 2/15/30 @ 100	47,099
55,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	49,701
50,000	Crown Castle International Corp., 1.05%, 7/15/26, Callable 6/15/26 @ 100	45,233
91,000	Crown Castle International Corp., 2.10%, 4/1/31, Callable 1/1/31 @ 100	78,707
49,000	Crown Castle International Corp., 3.30%, 7/1/30, Callable 4/1/30 @ 100	46,880
58,000	Crown Castle International Corp., 4.30%, 2/15/29, Callable 11/15/28 @ 100	59,636
30,000	CTR Partnership, LP, 3.88%, 6/30/28, Callable 3/30/28 @ 100(a)	28,200

Schedule of Investments (continued)	March 31, 2022 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)

Real Estate (continued)
42,000	CyrusOne, LP / CyrusOne Finance Corp., 3.45%, 11/15/29	43,260
58,000	Digital Realty Trust, LP, 3.60%, 7/1/29, Callable 4/1/29 @ 100	57,744
25,000	Duke Realty, LP, 2.88%, 11/15/29, Callable 8/15/29 @ 100	23,968
35,000	EPR Properties, 3.75%, 8/15/29, Callable 5/15/29 @ 100	32,766
29,000	EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100	28,638
35,000	Equinix, Inc., 1.25%, 7/15/25, Callable 6/15/25 @ 100	32,667
93,000	Equinix, Inc., 1.45%, 5/15/26, Callable 4/15/26 @ 100	85,427
30,000	Equinix, Inc., 1.80%, 7/15/27, Callable 5/15/27 @ 100	27,320
42,000	ERP Operating, LP, 2.50%, 2/15/30, Callable 11/15/29 @ 100	39,581
42,000	ERP Operating, LP, 3.00%, 7/1/29, Callable 4/1/29 @ 100	41,170
25,000	ERP Operating, LP, 4.15%, 12/1/28, Callable 9/1/28 @ 100	25,863
40,000	Extra Space Storage, LP, 2.55%, 6/1/31, Callable 3/1/31 @ 100	36,090
20,000	Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	19,630
47,000	GLP Capital, LP / GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	45,619
35,000	GLP Capital, LP / GLP Financing II, Inc., 5.75%, 6/1/28, Callable 3/3/28 @ 100	37,670
43,000	Healthpeak Properties, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	42,989
89,000	Host Hotels & Resorts, LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	84,869
50,000	Howard Hughes Corp. (The), 4.38%, 2/1/31, Callable 2/1/26 @ 102(a)	47,025
70,000	Iron Mountain, Inc., 4.50%, 2/15/31, Callable 2/15/26 @ 102(a)	64,646
28,000	Kilroy Realty, LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	24,340
35,000	Kimco Realty Corp., 3.30%, 2/1/25, Callable 12/1/24 @ 100	34,873
35,000	Life Storage, LP, 3.88%, 12/15/27, Callable 9/15/27 @ 100	35,453
49,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100	51,756
25,000	Mid-America Apartments, LP, 3.75%, 6/15/24, Callable 3/15/24 @ 100	25,378
38,000	Mid-America Apartments, LP, 3.95%, 3/15/29, Callable 12/15/28 @ 100	39,134
58,000	MPT Operating Partnership, LP / MPT Finance Corp., 4.63%, 8/1/29, Callable 8/1/24 @ 102	57,420
30,000	National Retail Properties, Inc., 3.50%, 4/15/51, Callable 10/15/50 @ 100	26,372
43,000	Office Properties Income Trust, 4.50%, 2/1/25, Callable 11/1/24 @ 100	42,960

Schedule of Investments (continued)	March 31, 2022 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)

Real Estate (continued)
35,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	33,074
38,000	Omega Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100	38,685
23,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29, Callable 1/15/24 @ 102(a)	21,396
50,000	Physicians Realty, LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100	45,116
49,000	Prologis, LP, 1.25%, 10/15/30, Callable 7/15/30 @ 100	41,725
63,000	Prologis, LP, 2.25%, 4/15/30, Callable 1/15/30 @ 100	58,538
34,000	Public Storage, 3.09%, 9/15/27, Callable 6/15/27 @ 100	34,064
42,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	41,414
38,000	Realty Income Corp., 3.65%, 1/15/28, Callable 10/15/27 @ 100	38,241
35,000	Realty Income Corp., 3.88%, 4/15/25, Callable 2/15/25 @ 100	35,443
21,000	Realty Income Corp., 4.13%, 10/15/26, Callable 7/15/26 @ 100	21,680
44,000	Realty Income Corp., 4.63%, 11/1/25, Callable 9/1/25 @ 100	46,100
30,000	Regency Centers, LP, 4.40%, 2/1/47, Callable 8/1/46 @ 100	30,794
34,000	Sabra Health Care, LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	34,821
88,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 102	85,710
53,000	Service Properties Trust, 4.35%, 10/1/24, Callable 9/1/24 @ 100	51,097
53,000	Service Properties Trust, 7.50%, 9/15/25, Callable 6/15/25 @ 100	55,639
63,000	Simon Property Group, LP, 2.00%, 9/13/24, Callable 6/13/24 @ 100	61,891
40,000	Simon Property Group, LP, 2.20%, 2/1/31, Callable 11/1/30 @ 100	36,001
49,000	Simon Property Group, LP, 2.65%, 7/15/30, Callable 4/15/30 @ 100	46,179
49,000	Simon Property Group, LP, 3.38%, 12/1/27, Callable 9/1/27 @ 100	48,780
70,000	Simon Property Group, LP, 3.50%, 9/1/25, Callable 6/1/25 @ 100	70,700
29,000	SITE Centers Corp., 4.70%, 6/1/27, Callable 3/1/27 @ 100	30,059
29,000	Spirit Realty, LP, 3.20%, 2/15/31, Callable 11/15/30 @ 100	27,661
75,000	UDR, Inc., 2.10%, 8/1/32, Callable 5/1/32 @ 100	64,648
25,000	UDR, Inc., 3.00%, 8/15/31, Callable 5/15/31 @ 100	23,728
29,000	Ventas Realty, LP, 2.65%, 1/15/25, Callable 12/15/24 @ 100	28,481
29,000	Ventas Realty, LP, 3.25%, 10/15/26, Callable 7/15/26 @ 100	28,750

Schedule of Investments (continued)	March 31, 2022 (Unaudited)
Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)

Real Estate (continued)
34,000	Ventas Realty, LP, 4.13%, 1/15/26, Callable 10/15/25 @ 100	34,812
34,000	Ventas Realty, LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	36,187
63,000	VICI Properties, LP / VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102(a)	60,818
63,000	VICI Properties, LP / VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102(a)	63,000
15,000	Welltower, Inc., 2.75%, 1/15/31, Callable 10/15/30 @ 100	13,978
67,000	Welltower, Inc., 4.00%, 6/1/25, Callable 3/1/25 @ 100	68,103
47,000	Welltower, Inc., 4.25%, 4/1/26, Callable 1/1/26 @ 100	48,290
50,000	Weyerhaeuser Co., 4.00%, 4/15/30, Callable 1/15/30 @ 100	51,495
34,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	34,895
		4,046,045
Total Corporate Bonds (Cost $4,880,709)		4,521,929

Total Investments (Cost $4,880,709) — 98.7%		4,521,929
Other assets in excess of liabilities — 1.3%		59,632
Net Assets — 100.0%		$4,581,561

(a)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2022 was $390,680 and represents 8.5% of the net assets of the fund.

LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note

Schedule of Investments	March 31, 2022 (Unaudited)
Emles Luxury Goods ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Consumer Discretionary	72.2
Consumer Staples	19.8
Information Technology	8.0
Total	100.0

Country	Percentage of Investments (%)
United States	29.5
France	26.5
Germany	12.2
Italy	10.8
United Kingdom	6.5
Japan	4.8
Switzerland	3.2
Canada	2.8
China	1.4
Brazil	1.2
Hong Kong	1.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the tables above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.9%)

Consumer Discretionary (72.2%)
437	adidas AG	103,031
1,320	Bayerische Motoren Werke AG	115,439
1,146	Brunello Cucinelli SpA(a)	67,707
2,963	Burberry Group PLC	65,307
2,256	Canada Goose Holdings, Inc.(a)	59,333
1,217	Capri Holdings, Ltd.(a)	62,542
36,291	Chow Tai Fook Jewellery Group, Ltd.	66,081
273	Christian Dior SE	187,870
991	Cie Financiere Richemont SA	127,072
1,967	Daimler AG	139,653
5,353	Ermenegildo Zegna Holditalia SpA(a)(b)	56,474
750	EssilorLuxottica SA	138,774
1,837	Fast Retailing Co., Ltd. ADR	94,293
471	Ferrari NV	104,130
149	Hermes International	214,110
1,154	HUGO BOSS AG	67,589
218	Kering SA	139,640
9,758	Li Ning Co., Ltd.	84,230
299	Lululemon Athletica, Inc.(a)	109,204
603	LVMH Moet Hennessy Louis Vuitton SE	435,698
1,280	Moncler SpA	72,263
4,315	MYT Netherlands Parent BV ADR(a)	52,772
1,697	NIKE, Inc.	228,348
823	Porsche Automobil Holding SE	80,491
13,152	Prada SpA	83,550
528	Ralph Lauren Corp.	59,896
1,159	Revolve Group Inc.(a)	62,227
175	RH(a)	57,066
3,102	Salvatore Ferragamo SpA(a)	59,295
1,570	Sanlorenzo SpA Ameglia	64,197
226	Swatch Group AG (The)	64,761

Schedule of Investments (continued)	March 31, 2022 (Unaudited)
Emles Luxury Goods ETF

Shares	Security Description	Value ($)
Common Stocks (continued)

Consumer Discretionary (continued)
1,745	Tapestry, Inc.	64,827
511	Tesla, Inc.(a)	550,654
1,323	Tod’s SpA(a)	60,118
562	Volkswagen AG	98,173
4,064	Watches of Switzerland Group PLC(a)(c)	61,000
421	Williams-Sonoma, Inc.(b)	61,045
1,297	Zalando SE(a)(c)	66,383
		4,285,243
Consumer Staples (19.8%)
1,107	Brown-Forman Corp.	74,191
6,191	Davide Campari-Milano NV	72,707
3,796	Diageo PLC	193,099
422	Estee Lauder Cos. (The)	114,919
8,421	Kao Corp. ADR	67,663
2,441	Kose Corp. ADR	50,480
678	L’Oreal SA	274,478
13,352	Natura & Co. Holding SA(a)	73,195
527	Pernod Ricard SA	116,862
323	Remy Cointreau SA	67,205
1,363	Shiseido Co., Ltd. ADR	68,832
		1,173,631
Information Technology (7.9%)
2,703	Apple, Inc.	471,971

Total Common Stocks (Cost $6,119,761)		5,930,845

Total Investments (Cost $6,119,761) — 99.9%		5,930,845
Other assets in excess of liabilities — 0.1%		8,105
Net Assets — 100.0%		$5,938,950

(a)	Non-income producing
(b)	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $69,340.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2022 was $127,383 and represents 2.1% of the net assets of the fund.

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Schedule of Investments	March 31, 2022 (Unaudited)
Emles Federal Contractors ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Industrials	87.0
Information Technology	7.9
Real Estate	2.6
Health Care	2.5
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.9%)

Health Care (2.6%)
2,075	Emergent BioSolutions, Inc.(a)	85,200

Industrials (86.8%)
1,052	Ameresco, Inc.(a)	83,634
1,460	Booz Allen Hamilton Holding Corp.	128,246
341	CACI International, Inc.(a)	102,730
2,957	Fluor Corp.(a)	84,836
1,255	General Dynamics Corp.	302,681
1,603	Honeywell International, Inc.	311,912
526	Huntington Ingalls Industries, Inc.	104,905
1,179	Jacobs Engineering Group, Inc.	162,478
1,931	KBR, Inc.	105,684
4,264	Kratos Defense & Security Solutions, Inc.(a)	87,327
614	L3Harris Technologies, Inc.	152,561
1,347	Leidos Holdings, Inc.	145,503
665	Lockheed Martin Corp.	293,531
959	ManTech International Corp.	82,656
665	Northrop Grumman Corp.	297,401
2,414	Parsons Corp.(a)	93,422
2,999	Raytheon Technologies Corp.	297,111
1,073	Science Applications International Corp.	98,898
		2,935,516
Information Technology (7.9%)
1,259	Maximus, Inc.	94,362
367	Teledyne Technologies, Inc.(a)	173,455
		267,817
Real Estate (2.6%)
13,140	GEO Group, Inc. (The)(a)(b)	86,855

Total Common Stocks (Cost $3,208,661)		3,375,388

Total Investments (Cost $3,208,661) — 99.9%		3,375,388
Other assets in excess of liabilities — 0.1%		5,058
Net Assets — 100.0%		$3,380,446

(a)	Non-income producing
(b)	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $2,466.

Schedule of Investments	March 31, 2022 (Unaudited)
Emles Alpha Opportunities ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Consumer Discretionary	71.7
Communication Services	9.9
Information Technology	4.9
Industrials	3.5
Financials	2.3
Consumer Staples	0.8
Real Estate	0.5
Energy	0.3
Materials	(1.0)
Mutual Fund	7.1
Total	100.0

Country	Percentage of Investments (%)
United States	97.4
China	2.1
Cayman Islands	0.5
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (98.6%)

Communication Services (9.4%)
217,297	Lions Gate Entertainment Corp., Class A(a)	3,531,076
92,850	Lions Gate Entertainment Corp., Class B(a)	1,395,536
		4,926,612
Consumer Discretionary (71.7%)
9,397	Alibaba Group Holding, Ltd. ADR(a)	1,022,394
13,300	Big Lots Inc.	460,180
9,140	Bloomin’ Brands, Inc.	200,532
7,940	Brinker International, Inc.(a)	302,990
3,656	Caesars Entertainment, Inc.(a)	282,828
119,028	Camping World Holdings, Inc., Class A(b)	3,326,833
6,396	Cheesecake Factory, Inc. (The)(a)	254,497
79,092	Children’s Place, Inc. (The)(a)	3,899,236
3,065	Darden Restaurants, Inc.	407,492
16,175	Dave & Buster’s Entertainment, Inc.(a)	794,192
18,052	Dine Brands Global, Inc.	1,407,152
18,276	Ethan Allen Interiors, Inc.	476,454
70,204	Gap, Inc. (The)	988,472
2,000	Hibbett Inc.	88,680
93,485	Kohl’s Corp.	5,652,104
211,826	Lazydays Holdings, Inc.(a)(b)	4,274,649
2,740	Lennar Corp., Class A	222,406
20,909	Macy’s, Inc.	509,343
912	Marriott International, Inc., Class A(a)	160,284
14,872	MGM Resorts International	623,732
2,284	Mohawk Industries, Inc.(a)	283,673
14,763	Newell Brands, Inc.	316,076
9,140	Nordstrom, Inc.(b)	247,785
24,500	Party City Holdco Inc.(a)	87,710
70,776	Purple Innovation, Inc.(a)(b)	414,040
14,545	Red Robin Gourmet Burgers, Inc.(a)	245,229

Schedule of Investments (continued)	March 31, 2022 (Unaudited)
Emles Alpha Opportunities ETF

Shares	Security Description	Value ($)
Common Stocks (continued)

Consumer Discretionary (continued)
7,312	Red Rock Resorts, Inc., Class A	355,071
3,208	RH(a)	1,046,097
80,500	Signet Jewelers, Ltd.	5,852,349
30,979	Thor Industries, Inc.(b)	2,438,047
18,320	Winnebago Industries, Inc.(b)	989,830
1,828	Wynn Resorts, Ltd.(a)	145,765
		37,776,122
Consumer Staples (0.7%)
11,626	Chefs’ Warehouse, Inc. (The)(a)	379,008

Energy (0.3%)
1,828	Exxon Mobil Corp.	150,975

Financials (1.7%)
24,632	Invesco, Ltd.	568,014
25,913	OppFi, Inc.(a)(b)	88,882
5,440	Wells Fargo & Co.	263,622
		920,518
Industrials (9.4%)
4,590	AAR Corp.(a)	222,294
71,186	Fluor Corp.(a)(b)	2,042,326
3,380	HEICO Corp., Class A	428,685
3,149	Science Applications International Corp.	290,243
29,876	Spirit AeroSystems Holdings, Inc., Class A	1,460,638
184	TransDigm Group, Inc.(a)	119,883
14,560	Triumph Group, Inc.(a)	368,077
		4,932,146
Information Technology (4.9%)
9,731	Comtech Telecommunications Corp.	152,679
191,285	LGL Group, Inc. (The)	2,094,571
11,880	Xerox Holdings Corp.	239,620
800	Zoom Video Communications, Inc.(a)	93,784
		2,580,654

Schedule of Investments (continued)	March 31, 2022 (Unaudited)
Emles Alpha Opportunities ETF

Shares	Security Description	Value ($)
Common Stocks (continued)

Real Estate (0.5%)
2,328	Howard Hughes Corp. (The)(a)	241,204

Total Common Stocks (Cost $60,448,420)		51,907,239

Mutual Funds (4.4%)
26,266	Direxion Daily Small Capital Bull 3X Shares(b)	1,654,495
675,750	Dreyfus Government Cash Management	675,750

Total Mutual Fund (Cost $2,731,470)		2,330,245

Purchased Options (2.3%)

Total Purchased Options (Cost $1,942,453)		1,207,000

Warrants (1.9%)
155,365	Lazydays Holdings, Inc. Exp 03/15/23	630,004
211,739	LGL Group, Inc. (The) Exp 11/17/25	110,094
470,880	OppFi, Inc. Exp 08/31/27	242,692
64,800	PMV Consumer Acquisition Corp. Exp 08/31/27	15,711

Total Warrant (Cost $1,974,558)		998,501

Total Investments (Cost $67,096,901) — 107.2%		56,442,985

Securities Sold Short (Proceeds $6,415,849) — (13.0)%		(6,869,129)
Other assets in excess of liabilities — 5.8%		3,074,646
Net Assets — 100.0%		$52,648,502

(a)	Non-income producing
(b)	This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $3,371,714.

ADR	American Depositary Receipt

Schedule of Investments (continued)	March 31, 2022 (Unaudited)
Emles Alpha Opportunities ETF

Shares	Security Description	Value ($)
Securities Sold Short ((13.0)%)

Consumer Discretionary ((5.5)%)
(2,700)	Tesla, Inc.(a)	(2,909,520)

Industrials ((6.1)%)
(3,200)	AeroVironment, Inc.(a)	(301,248)
(2,300)	Deere & Co.	(955,558)
(1,000)	L3Harris Technologies, Inc.	(248,470)
(2,200)	Lockheed Martin Corp.	(971,080)
(1,100)	Northrop Grumman Corp.	(491,942)
(2,450)	Raytheon Technologies Corp.	(242,721)
		(3,211,019)
Information Technology ((0.5)%)
(770)	Fortinet, Inc.(a)	(263,140)

Materials ((0.9)%)
(7,300)	Mosaic Co. (The)	(485,450)

Total Securities Sold Short (Proceeds $(6,415,849))		$(6,869,129)

Written Options

Exchange-traded options

Description	Put/ Call	Number of Contracts	Notional Amount ($)(*)	Strike Price ($)	Expiration Date	Value ($)
Signet Jewelers, Ltd.	Call	(400)	(52,000)	130.00	4/15/22	(4,000)
Total (Premiums Received $170,344)			$(52,000)			$(4,000)

Purchased Options

Description	Put/ Call	Number of Contracts	Notional Amount ($)(*)	Strike Price ($)	Expiration Date	Value ($)
Alibaba Group Holding	Call	200	30,000	150.00	1/20/23	170,000
Alibaba Group Holding-SP ADR	Call	100	10,000	100.00	1/20/23	255,000
Dick’s Sporting Goods Inc.	Call	200	20,000	100.00	1/20/23	310,000
Thor Industries, Inc.	Call	400	28,000	70.00	6/20/22	472,000
Total			$88,000			$1,207,000

(a)	Non-income producing

*	Notional Amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.